Equity - Shareholder Rights Plan (Details)	12 Months Ended
Sep. 01, 2016 right_per_share
Equity [Abstract]
Shareholder Rights Agreement, Purchase Discount Rights Received, Ratio	1
Shareholder Rights Agreement, Beneficial Ownership Increase Trigger, Percent	50.00%
Shareholder Rights Agreement, Ownership Evaluation Period	3 years
Shareholder Rights Agreement, Beneficial Owner Status Trigger, Percent	4.99%